Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance - December 31, 2020 at Dec. 31, 2019	$ 58	$ 176,696	$ 35	$ (106,936)	$ 69,853
Beginning balance, shares at Dec. 31, 2019	21,139,385
Stock-based compensation		2,066			2,066
Exercise of options and vesting of restricted stock units		61			$ 61
Exercise of options and vesting of restricted stock units, shares	50,290				47,509
Issuance of ordinary shares in at-the-market (“ATM”) offering, net of $73 issuance costs		707			$ 707
Issuance of ordinary shares in at the market offering, net of issuance costs,shares	136,300
Unrealized loss on marketable debt securities			237		237
Net loss				(28,771)	(28,771)
Balance - December 31, 2021 at Dec. 31, 2020	$ 58	179,530	272	(135,707)	44,153
Ending balance, shares at Dec. 31, 2020	21,325,975
Stock-based compensation		1,886			1,886
Exercise of options and vesting of restricted stock units
Exercise of options and vesting of restricted stock units, shares	23,236
Issuance of ordinary shares in at-the-market (“ATM”) offering, net of $73 issuance costs	$ 5	8,142			8,147
Issuance of ordinary shares in at the market offering, net of issuance costs,shares	1,541,400
Unrealized loss on marketable debt securities			(443)		(443)
Net loss				(32,467)	(32,467)
Stock Issued During Period, Value, New Issues	$ 7	9,214			9,221
Issuance of ordinary shares under underwritten public offering agreement, net of issuance costs, shares	2,197,803
Balance - December 31, 2021 at Dec. 31, 2021	$ 70	$ 198,772	$ (171)	$ (168,174)	$ 30,497
Ending balance, shares at Dec. 31, 2021	25,088,414